Victory Pioneer Solutions - Balanced Fund
(formerly, Pioneer Solutions - Balanced Fund)
Schedule of Investments | April 30, 2025

Schedule of Investments  |  4/30/25
(unaudited)
Shares		Value
	SHORT TERM INVESTMENTS — 0.9% of Net Assets
	Open-End Fund — 0.9%
3,544,381(a)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 3,544,381
		$3,544,381

	TOTAL SHORT TERM INVESTMENTS (Cost $3,544,381)	$3,544,381

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 0.9% (Cost $3,544,381)	$3,544,381
		Net Realized Gain (Loss) for the period ended 4/30/25	Change in Unrealized Appreciation (Depreciation) for the period ended 4/30/25	Capital Gain Distributions for the period ended 4/30/25	Dividend Income for the period ended 4/30/25	Value
	Affiliated Issuers — 99.1%*
	Mutual Funds — 99.1% of Net Assets
1,695,083	Victory Pioneer Balanced Fund Class R6	$172,976	$(660,676)	$71,118	$322,607	$ 18,069,586
3,947,682	Victory Pioneer Bond Fund Class R6	294,227	(17,977)	—	1,033,970	33,081,576
1,610,925	Victory Pioneer CAT Bond Fund Class R6	(170,995)	97,392	—	1,886,701	17,752,393
237,086	Victory Pioneer Disciplined Value Fund Class R6	—	(135,802)	64,757	77,580	3,466,197
187,060	Victory Pioneer Equity Income Fund	(87,022)	(1,225,261)	1,203,711	79,712	4,317,343
1,293,838	Victory Pioneer Equity Premium Income Fund Class R6	—	(1,637,146)	—	1,414,742	14,646,249
1Victory Pioneer Solutions - Balanced Fund | 4/30/25

Shares		Net Realized Gain (Loss) for the period ended 4/30/25	Change in Unrealized Appreciation (Depreciation) for the period ended 4/30/25	Capital Gain Distributions for the period ended 4/30/25	Dividend Income for the period ended 4/30/25	Value
	Mutual Funds — (continued)
214,922	Victory Pioneer Fund	$(1,447)	$(618,250)	$461,437	$27,546	$ 8,104,710
42,795	Victory Pioneer Fundamental Growth Fund Class R6	11,042	(86,809)	53,145	—	1,440,902
3,697,386	Victory Pioneer Global Equity Fund	961,842	(3,188,425)	4,030,366	1,579,739	71,766,261
24,510	Victory Pioneer Global Growth Fund Class Y	—	4,167	—	—	304,167
24,671	Victory Pioneer Global Value Fund Class Y	—	(1,974)	—	—	298,026
1,791,046	Victory Pioneer International Equity Fund Class R6	843,632	(118,234)	411,519	674,222	49,808,988
38,660	Victory Pioneer Intrinsic Value Fund Class Y	—	(24,742)	—	—	425,258
9,347,457	Victory Pioneer Multi-Asset Income Fund Class R6	(136,751)	216,714	—	6,107,441	112,917,282
1,474,018	Victory Pioneer Multi-Asset Ultrashort Income Fund	76,005	(147,136)	—	923,580	14,239,017
Victory Pioneer Solutions - Balanced Fund | 4/30/252

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Shares		Net Realized Gain (Loss) for the period ended 4/30/25	Change in Unrealized Appreciation (Depreciation) for the period ended 4/30/25	Capital Gain Distributions for the period ended 4/30/25	Dividend Income for the period ended 4/30/25	Value
	Mutual Funds — (continued)
1,293,513	Victory Pioneer Securitized Income Fund Class Y	$(430)	$21,625	$—	$518,995	$ 12,314,248
1,594,469	Victory Pioneer Short Term Income Fund	149,787	(109,468)	—	805,040	14,270,494
60,147	Victory Pioneer Strategic Income Fund	4,851	(3,999)	—	37,764	577,414
	Total Mutual Funds (Cost $338,231,576)	$2,117,717	$(7,636,001)	$6,296,053	$15,489,639	$377,800,111

	Total Investments in Affiliated Issuers — 99.1% (Cost $338,231,576)	$2,117,717	$(7,636,001)	$6,296,053	$15,489,639	$377,800,111
	OTHER ASSETS AND LIABILITIES — (0.0)%†					$(139,686)
	net assets — 100.0%					$381,204,806

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2025.
*	Affiliated funds managed by Victory Capital Management, Inc. (the “Adviser”).
†	Amount rounds to less than 0.1%.
3Victory Pioneer Solutions - Balanced Fund | 4/30/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Short Term Investments	$3,544,381	$—	$—	$3,544,381
Affiliated Mutual Funds	377,800,111	—	—	377,800,111
Total Investments in Securities	$381,344,492	$—	$—	$381,344,492
During the period ended April 30, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Solutions - Balanced Fund | 4/30/254